PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.4%
Asset-Backed Securities 2.5%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.337%(c)	07/15/26	11,523	$11,495,304
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	0.998(c)	07/18/27	13,596	13,527,254
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.487(c)	10/15/30	20,000	19,966,852

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.188(c)	04/17/31	15,453	15,261,687
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.567(c)	01/15/33	20,000	19,975,754
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.476(c)	04/22/30	29,847	29,706,833
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.468(c)	10/20/28	14,500	14,444,942
CIFC Funding Ltd. (Cayman Islands), Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.265(c)	04/24/30	20,200	20,118,808
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.397(c)	01/15/28	30,000	29,939,097
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.498(c)	07/17/29	24,628	24,418,507
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.358(c)	07/19/27	25,000	24,965,302
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.136(c)	01/22/28	36,500	36,371,940
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.535(c)	01/25/30	10,750	10,687,253

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.037%(c)	07/15/27	7,811	$7,763,017
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.464(c)	10/30/30	19,784	19,687,652
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.294(c)	07/30/27	5,655	5,604,510

Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.264(c)	02/20/30	24,683	24,501,803
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455(c)	07/15/28	40,734	40,453,505
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.508(c)	10/20/28	40,000	39,870,852
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.359(c)	01/23/29	15,000	14,896,534

TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.437(c)	01/15/29	4,000	3,992,256
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.238(c)	04/17/30	24,843	24,645,988
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.118(c)	01/18/29	24,750	24,652,010
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.288(c)	01/20/31	11,725	11,637,940

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	1.128(c)	04/20/28	2,686	2,680,182
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530% (Cap N/A, Floor 0.000%)	1.767(c)	10/15/28	19,528	19,477,354
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.418(c)	07/20/31	29,593	28,810,756

Total Asset-Backed Securities (cost $537,082,665)				539,553,892

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 6.2%
Advertising 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	3.690%(c)	08/21/26	9,950	$9,319,601
Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	11/06/24	15,481	15,380,144
Chemicals 0.5%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.000(c)	01/31/24	1,969	1,953,056
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	3.730(c)	07/01/26	9,594	9,497,921
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.141(c)	10/01/25	13,410	13,137,870
PQ Corp., New Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	02/07/27	11,621	11,586,977
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.233(c)	06/26/25	27,023	26,651,857
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.733(c)	06/26/26	34,184	33,158,851
				95,986,532
Commercial Services 0.4%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	10/01/25	41,118	40,803,137
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	3.750(c)	06/07/23	13,486	13,287,429
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.646(c)	08/27/25	21,296	21,207,148
				75,297,714
Computers 0.4%
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	4,215	4,361,943

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.896%(c)	09/30/24	73,924	$73,708,433
Redstone Buyer LLC, Initial Term Loan, 2 Month LIBOR + 5.000%	6.000(c)	09/01/27	4,000	3,987,500
				82,057,876
Electric 0.2%
Calpine Corp.,
Term Loan, 1 Month LIBOR + 2.250%	2.400(c)	01/15/24	10,493	10,401,424
Term Loan, 1 Month LIBOR + 2.250%	2.400(c)	04/05/26	1,831	1,812,681

Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	37,392	35,452,172
PG&E Corp., New Term Loan, 3 Month LIBOR + 4.500%	5.500(c)	06/23/25	3,758	3,784,586
				51,450,863
Electronics 0.1%
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.646(c)	06/30/25	22,075	22,068,113
Engineering & Construction 0.2%
Landry’s Finance Acquisition Co.,
2020 Buy Back Term Loan, 2 Month LIBOR + 12.000%^	13.000(c)	10/06/23	6,460	7,299,731
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000(c)	10/06/23	21,265	23,816,868
				31,116,599
Entertainment 0.5%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 3 Month LIBOR + 3.000%	3.750(c)	10/21/24	12,183	11,825,513
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24	47,911	48,114,873
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.896(c)	08/14/24	30,815	29,672,089
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000(c)	05/11/26	14,514	15,293,732
				104,906,207

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services 0.0%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.896%(c)	11/17/25	8,204	$8,091,243
Insurance 0.1%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.146(c)	11/03/23	7,193	7,115,273
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.646(c)	08/04/25	13,583	13,665,138
				20,780,411
Media 0.4%
Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	2.643(c)	11/18/24	4,982	4,809,613
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.146(c)	05/01/26	17,403	16,808,821
Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	26,869	26,482,697

ION Media Networks, Inc., Term B-4 Loans, 1 Month LIBOR + 3.000%	3.188(c)	12/17/24	25,205	25,063,732
Radiate Holdco LLC, Term B Loan, 1 Month LIBOR + 3.500%	4.250(c)	09/25/26	1,371	1,356,388
				74,521,251
Oil & Gas 0.7%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	58,174	61,519,005
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000(c)	06/24/24(d)	82,725	58,321,125
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	18,382	15,985,033
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/27/24	16,055	15,252,106
				151,077,269
Pharmaceuticals 0.2%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	5.500(c)	09/24/24	13,367	12,506,930

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals (cont’d.)
Mallinckrodt International Finance SA, (cont’d.)
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	5.750%(c)	02/24/25	6,965	$6,503,070

Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	31,950	31,603,886
				50,613,886
Retail 0.3%
CEC Entertainment, Inc., Term B Loan, 3 Month LIBOR + 8.500%	9.500(c)	08/31/26(d)	6,030	3,869,248
EG America LLC (United Kingdom), Second Lien Facility, 3 Month LIBOR + 8.000%	9.000(c)	04/20/26	6,489	6,237,521
Harbor Freight Tools USA, Inc., 2020 Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/19/27	19,168	19,010,554
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	19,724	19,624,966
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 1.000%	8.500(c)	08/10/23	5,165	5,167,222
				53,909,511
Software 1.2%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	10/02/25	19,163	18,928,892
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	02/02/26	3,004	2,974,078
Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	21,500	21,412,667
Championx Holding, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	28,459	28,186,309
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 3.750%	3.893(c)	02/06/26	48,271	47,942,647
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	15,809	15,291,029
Greeneden U.S. Holdings II LLC, Term Loan, 3 Month LIBOR + 4.000%	—(p)	12/01/27	19,080	18,994,140
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	02/25/27	12,488	12,271,320
Second Lien Initial Loan	7.125	02/25/25	13,375	13,575,625

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	4.000%(c)	11/03/23	6,600	$6,549,582
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.400(c)	03/03/28	31,797	31,876,524
Term Loan B-3, 1 Month LIBOR + 3.750%	3.900(c)	06/30/26	44,908	43,897,800
				261,900,613
Telecommunications 0.9%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.510(c)	05/27/24	10,501	9,247,841
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500% (Cap N/A, Floor 0.000%)	6.500(c)	07/13/21	17,182	17,503,870
Tranche B-3 Term Loan, PRIME + 4.750%	8.000(c)	11/27/23	14,105	14,236,794
Tranche B-5 Term Loan	8.625	01/02/24	14,070	14,172,008

Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	11/04/26	19,656	19,649,897
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	50,635	48,085,320
Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250(c)	09/21/27	6,339	6,042,223
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.896(c)	06/10/27	69,403	68,578,427
				197,516,380

Total Bank Loans (cost $1,309,360,776)				1,305,994,213
Convertible Bond 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK 7.000% (cost $415,021)	7.000	–(rr)	10,819	2,163,806

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 86.1%
Advertising 0.6%
Advantage Sales & Marketing, Inc., Sr. Sec’d. Notes, 144A	6.500%	11/15/28	9,950	$10,177,930
Clear Channel International BV, Sr. Sec’d. Notes, 144A(a)	6.625	08/01/25	6,600	6,880,500
National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875	04/15/28	18,628	14,533,623
Sr. Unsec’d. Notes(a)	5.750	08/15/26	20,710	12,906,552

Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A(a)	6.250	06/15/25	11,327	12,080,692
Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875	12/15/27	69,249	75,096,011
				131,675,308
Aerospace & Defense 1.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	71,515	84,251,201
Sr. Unsec’d. Notes(a)	5.805	05/01/50	74,630	98,630,138
Sr. Unsec’d. Notes	5.930	05/01/60	11,125	15,031,573

Howmet Aerospace, Inc., Sr. Unsec’d. Notes(a)	6.875	05/01/25	11,200	13,040,986
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	26,900	28,862,937
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	28,377	32,188,769
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	5,181,065
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	11,450	11,891,227
Gtd. Notes(a)	6.500	07/15/24	4,830	4,919,494
Gtd. Notes(a)	6.500	05/15/25	2,300	2,359,196
				296,356,586
Agriculture 0.4%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	7,650	8,197,948
Sr. Sec’d. Notes, 144A	6.125	02/01/25	75,926	76,875,075
				85,073,023

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.4%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	5.375%	05/15/25	9,410	$10,013,323
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	5.000	05/01/25	3,000	3,083,763
William Carter Co. (The),
Gtd. Notes, 144A(a)	5.500	05/15/25	23,166	24,523,666
Gtd. Notes, 144A	5.625	03/15/27	10,350	10,989,461
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000	09/01/26	13,320	13,473,144
Gtd. Notes, 144A	6.375	05/15/25	12,375	13,240,273
				75,323,630
Auto Manufacturers 2.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	2,263	2,392,411
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	10,000	11,204,495
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	82,985	81,624,007
Sr. Unsec’d. Notes(a)	5.291	12/08/46	76,458	76,594,991
Sr. Unsec’d. Notes	7.400	11/01/46	7,450	8,733,794
Sr. Unsec’d. Notes	8.500	04/21/23	1,275	1,429,749
Sr. Unsec’d. Notes(a)	9.000	04/22/25	56,046	68,079,219
Sr. Unsec’d. Notes(a)	9.625	04/22/30	12,300	17,117,590
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,860	3,911,013
Sr. Unsec’d. Notes	5.085	01/07/21	1,000	1,002,670
Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	11,156,061

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	7.750	10/15/25	29,200	31,304,991
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	75,752	79,272,170
Sr. Sec’d. Notes, 144A	9.500	05/01/25	23,500	26,339,120

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	19,975	21,767,861
				441,930,142
Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	70,531	71,053,719
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	10,859	12,141,133

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250%	04/01/25	11,075	$11,461,424
Gtd. Notes(a)	6.250	03/15/26	37,332	38,388,109
Gtd. Notes(a)	6.500	04/01/27	43,643	45,637,096
Gtd. Notes(a)	6.875	07/01/28	4,350	4,611,554

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	31,081	25,046,225
Dana Financing Luxembourg SARL,
Gtd. Notes, 144A(a)	5.750	04/15/25	8,739	9,088,634
Gtd. Notes, 144A(a)	6.500	06/01/26	48,017	50,449,239
Dana, Inc.,
Sr. Unsec’d. Notes(a)	5.375	11/15/27	14,475	15,395,582
Sr. Unsec’d. Notes	5.500	12/15/24	1,150	1,173,343
Sr. Unsec’d. Notes(a)	5.625	06/15/28	8,720	9,411,619

IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,809,607
Tenneco, Inc., Sr. Sec’d. Notes, 144A	7.875	01/15/29	12,425	13,701,166
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	22,599	20,669,240
				331,037,690
Banks 0.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes	4.125	03/09/21	1,500	1,508,333
Sr. Unsec’d. Notes	4.750	02/16/24	4,361	4,735,677
Sr. Unsec’d. Notes	5.000	08/01/23	15,725	17,078,935
Sub. Notes(a)	6.125	03/09/28	23,900	29,384,164

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	26,490	27,019,373
				79,726,482
Building Materials 2.3%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A(a)	5.450	11/19/29	31,375	34,235,400
Sr. Sec’d. Notes, 144A(a)	7.375	06/05/27	2,680	3,003,269
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	1,955,322
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(a)	6.125	01/15/29	30,435	32,211,443

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Cornerstone Building Brands, Inc., (cont’d.)
Gtd. Notes, 144A(a)	8.000%	04/15/26	53,924	$56,780,287

CP Atlas Buyer, Inc., Sr. Unsec’d. Notes, 144A	7.000	12/01/28	3,475	3,597,016
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	6,875	7,345,915
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	45,295	47,993,765
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	15,940	16,276,086
Gtd. Notes, 144A(a)	4.875	12/15/27	12,334	12,985,314
Sr. Sec’d. Notes, 144A	6.250	05/15/25	7,670	8,268,801
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	1,906	2,032,033
Gtd. Notes, 144A	5.750	09/15/26	10,249	10,742,524

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	13,875	15,076,881
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	34,625	35,894,291
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	23,125	23,207,140
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	31,750	33,557,135
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	23,160	24,340,357
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	23,535	24,716,133
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.125	06/01/25	7,235	7,365,523
Gtd. Notes, 144A(a)	5.250	01/15/29	16,560	17,319,260
Gtd. Notes, 144A	6.500	03/15/27	4,845	5,147,814
U.S. Concrete, Inc.,
Gtd. Notes(a)	6.375	06/01/24	29,958	30,937,933
Gtd. Notes, 144A	5.125	03/01/29	22,346	23,014,009
				478,003,651
Chemicals 3.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	47,890,220
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	32,554	32,829,613

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	17,999	$18,339,160
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	16,125	16,253,265
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	24,840	25,837,029
Gtd. Notes(a)	7.000	05/15/25	45,736	47,334,005
Gtd. Notes, 144A	5.750	11/15/28	37,300	37,951,806

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	19,348	18,187,120
HB Fuller Co., Sr. Unsec’d. Notes(a)	4.250	10/15/28	11,625	11,959,232
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	45,016	48,442,740
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	12,675	12,916,798
Minerals Technologies, Inc., Gtd. Notes, 144A(a)	5.000	07/01/28	15,080	15,646,958
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	39,610	42,393,752
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	3,395	3,530,390
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	7,100	7,382,134
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	46,094	48,043,878

Olin Corp., Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/25	12,460	15,317,311
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	28,254	28,137,044
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	68,803	55,040,932
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	55,357	57,242,405
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	47,340	49,125,484
Sr. Sec’d. Notes, 144A	6.500	05/01/25	18,785	20,005,198
Valvoline, Inc.,
Gtd. Notes	4.375	08/15/25	8,270	8,546,247
Gtd. Notes, 144A	4.250	02/15/30	7,760	8,206,003
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	38,522	33,797,219
Sr. Sec’d. Notes, 144A	9.500	07/01/25	15,185	16,604,542

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

W.R. Grace & Co.-Conn., Gtd. Notes, 144A(a)	4.875%	06/15/27	17,304	$18,232,860
				745,193,345
Commercial Services 4.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26	36,195	38,919,645
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	45,087	49,991,905
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	9,200	9,428,512
Gtd. Notes, 144A	4.625	10/01/27	23,200	24,282,289
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27	1,000	1,053,503
Gtd. Notes, 144A(a)	5.500	07/15/25	23,530	25,129,817
Gartner, Inc.,
Gtd. Notes, 144A(a)	3.750	10/01/30	9,900	10,297,211
Gtd. Notes, 144A(a)	4.500	07/01/28	7,880	8,313,400

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25	110,170	117,102,225
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21	2,005	2,008,938
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A(a)	5.000	04/15/22	16,744	16,796,884
Gtd. Notes, 144A(a)	5.625	10/01/28	20,750	22,128,646
Gtd. Notes, 144A(a)	5.875	10/01/30	12,980	14,276,082
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26	137,865	150,294,775
Sr. Sec’d. Notes, 144A	6.250	05/15/26	1,285	1,375,056
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.250	11/15/23	8,969	9,044,512
Sr. Sec’d. Notes, 144A(a)	7.375	09/01/25	5,980	6,440,502

Service Corp. International, Sr. Unsec’d. Notes(a)	3.375	08/15/30	9,990	10,244,538
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	4.625	11/01/26	6,035	6,267,088
United Rentals North America, Inc.,
Gtd. Notes(a)	3.875	02/15/31	34,675	36,249,932
Gtd. Notes(a)	4.000	07/15/30	34,942	36,902,699
Gtd. Notes(a)	4.875	01/15/28	68,410	73,001,137
Gtd. Notes(a)	5.250	01/15/30	50,065	55,925,215

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(a)	5.500%	05/15/27	12,780	$13,727,100
Gtd. Notes(a)	5.875	09/15/26	37,504	39,781,146

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	84,593	91,970,126
				870,952,883
Computers 1.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750	09/01/26	109,223	116,938,203
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	5.875	06/15/21	5,792	5,801,779
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	57,151	58,534,535
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	15,425	15,986,306
Gtd. Notes, 144A(a)	5.250	10/01/30	12,825	13,537,780
Gtd. Notes, 144A	5.750	09/01/27	11,642	12,293,347
Gtd. Notes, 144A(a)	8.125	04/15/25	7,180	8,011,529
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	5.750	06/01/25	8,350	8,877,937
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	70,564	72,401,863
				312,383,279
Distribution/Wholesale 0.8%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,786,181
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%(a)	8.625	09/15/24	52,249	53,336,555
H&E Equipment Services, Inc.,
Gtd. Notes(a)	5.625	09/01/25	25,003	26,120,488
Sr. Unsec’d. Notes, 144A	3.875	12/15/28	55,675	55,675,000

Performance Food Group, Inc., Gtd. Notes, 144A(a)	5.500	10/15/27	10,640	11,328,385
Univar Solutions USA, Inc., Gtd. Notes, 144A	5.125	12/01/27	6,100	6,435,912
				161,682,521

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 2.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750%	12/15/24	24,123	$23,163,505
Ally Financial, Inc.,
Gtd. Notes(a)	8.000	11/01/31	825	1,183,142
Sub. Notes	5.750	11/20/25	4,430	5,165,004

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	14,550	15,412,876
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	36,920	38,204,351
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	08/15/28	2,935	3,054,782
Gtd. Notes, 144A	6.000	01/15/27	43,670	45,303,263
Gtd. Notes, 144A	9.125	07/15/26	107,282	115,238,918
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	8,190	8,939,589
Gtd. Notes(a)	6.625	01/15/28	51,436	59,766,539
Gtd. Notes	6.875	03/15/25	33,675	38,621,851
Gtd. Notes	7.125	03/15/26	71,010	81,753,163
Gtd. Notes	8.250	10/01/23	1,568	1,778,470
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	6,666	6,951,587
Gtd. Notes, 144A	5.500	02/15/24	6,740	7,197,684

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	24,700	25,750,030
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A(a)	3.875	03/01/31	21,450	21,744,937
				499,229,691
Electric 3.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	17,483	18,073,868
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	8,492	8,796,341
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	56,385	58,296,202
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	71,254	75,093,253
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	158,276	166,426,924
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	4,106	3,900,524
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	9,187	7,533,449

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Mirant Corp., Sr. Unsec’d. Notes, 144A^	7.400%	07/15/49(d)	2,675	$2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	10,750	11,727,953
Gtd. Notes	6.625	01/15/27	45,508	47,974,451
Gtd. Notes	7.250	05/15/26	6,160	6,531,522
Gtd. Notes, 144A(a)	5.250	06/15/29	3,905	4,256,673
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	30,155	32,202,614
Sr. Sec’d. Notes(a)	5.250	07/01/30	92,565	100,858,045
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27	61,052	64,382,421
Gtd. Notes, 144A(a)	5.500	09/01/26	34,787	36,406,594
Gtd. Notes, 144A	5.625	02/15/27	83,978	88,743,976
				731,207,485
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125	06/15/25	20,530	22,439,175
Gtd. Notes, 144A(a)	7.250	06/15/28	21,840	24,527,129
				46,966,304
Electronics 0.2%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	14,325	14,799,322
Itron, Inc., Gtd. Notes, 144A	5.000	01/15/26	6,325	6,472,532
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	9,193	9,905,911
Gtd. Notes, 144A(a)	5.000	10/01/25	1,225	1,360,543
Gtd. Notes, 144A(a)	5.625	11/01/24	950	1,064,003

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	9,200	9,308,340
				42,910,651
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500	01/15/26	12,059	12,885,547

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.6%
AECOM,
Gtd. Notes(a)	5.125%	03/15/27	45,777	$51,157,537
Gtd. Notes	5.875	10/15/24	18,429	20,458,245

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	21,800	23,920,981
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	31,792	32,980,876
				128,517,639
Entertainment 4.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	74,821	19,747,048
Sr. Sec’d. Notes, 144A	10.500	04/24/26	13,814	10,351,478

Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	65,662	68,584,627
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	07/01/25	14,150	15,065,536
Sr. Unsec’d. Notes, 144A(a)	8.125	07/01/27	35,663	39,199,090
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/25	116,737	117,287,416
Sr. Sec’d. Notes, 144A	5.750	07/01/25	3,850	4,072,909

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	8,200	8,548,619
Cedar Fair LP, Gtd. Notes(a)	5.250	07/15/29	22,061	22,601,366
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(a)	5.375	06/01/24	3,861	3,868,410
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26	48,778	50,563,100
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	18,950	20,047,044
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	24,370	27,121,221
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	13,581	14,988,462

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	41,912	42,509,404
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A(a)	5.750	06/15/26	2,450	2,560,244
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	38,511	38,376,014

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc.,, Sr. Unsec’d. Notes, 144A(a)	8.500%	11/15/27		25,700	$27,307,564
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		54,234	56,430,363
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	13,404,808
Gtd. Notes, 144A	7.000	05/15/28		38,058	39,642,806
Gtd. Notes, 144A	7.250	11/15/29		8,311	8,828,416
Gtd. Notes, 144A(a)	8.250	03/15/26		86,015	92,214,526
Gtd. Notes, 144A(a)	8.625	07/01/25		44,575	48,145,917
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25		2,100	2,155,757
Six Flags Entertainment Corp.,
Gtd. Notes, 144A(a)	4.875	07/31/24		32,838	32,661,276
Gtd. Notes, 144A(a)	5.500	04/15/27		17,407	17,618,691
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		9,080	9,234,846
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		18,362	19,777,377
					872,914,335
Foods 1.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		39,200	39,091,045
Gtd. Notes, 144A	4.625	01/15/27		5,945	6,257,920
Gtd. Notes, 144A(a)	4.875	02/15/30		8,705	9,520,659
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25		5,202	5,397,376
Gtd. Notes(a)	5.250	09/15/27		22,213	23,207,613
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		43,822	45,137,642
Gtd. Notes, 144A	6.750	02/15/28		15,000	16,762,216
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/29		41,675	47,729,579
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30		28,073	31,572,280

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	05/15/28		815	904,650
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	10,250	12,188,339

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes	5.750%	03/15/25	200	$205,294
Gtd. Notes, 144A	5.750	03/15/25	15,091	15,490,447
Gtd. Notes, 144A(a)	5.875	09/30/27	44,040	47,422,712
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	5,945	6,206,373
Gtd. Notes, 144A(a)	5.500	12/15/29	18,004	19,668,528
Gtd. Notes, 144A(a)	5.625	01/15/28	8,426	8,963,516

SEG Holding LLC/SEG Finance Corp., Sr. Sec’d. Notes, 144A	5.625	10/15/28	1,450	1,518,787
US Foods, Inc., Gtd. Notes, 144A(a)	5.875	06/15/24	50,792	51,382,059
				388,627,035
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	05/20/25	56,138	61,714,272
Sr. Unsec’d. Notes	5.625	05/20/24	29,579	32,319,661
Sr. Unsec’d. Notes	5.750	05/20/27	38,343	43,701,695
Sr. Unsec’d. Notes	5.875	08/20/26	34,594	38,894,349
				176,629,977
Healthcare-Services 3.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	9,013	9,070,026
Gtd. Notes	6.500	03/01/24	4,332	4,443,718

Centene Corp., Sr. Unsec’d. Notes(a)	4.250	12/15/27	10,940	11,652,016
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	22,344	22,277,602
Gtd. Notes, 144A(a)	4.625	06/01/30	32,180	33,896,937
Encompass Health Corp.,
Gtd. Notes(a)	4.625	04/01/31	6,775	7,225,135
Gtd. Notes	4.750	02/01/30	3,145	3,347,988
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	4,497	4,658,847
Gtd. Notes(a)	5.375	02/01/25	26,507	29,661,323
Gtd. Notes(a)	5.625	09/01/28	35,812	42,069,240
Gtd. Notes	5.875	02/15/26	257	295,865
Gtd. Notes	5.875	02/01/29	8,782	10,503,343
Gtd. Notes	7.500	12/15/23	12,480	14,289,688

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750%	04/15/25	15,485	$16,532,866
MEDNAX, Inc.,
Gtd. Notes, 144A	5.250	12/01/23	33,678	34,057,758
Gtd. Notes, 144A(a)	6.250	01/15/27	9,926	10,624,515

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	16,325	17,060,906
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	113,742	124,995,627
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	22,427	22,885,728
Gtd. Notes, 144A(a)	10.000	04/15/27	24,211	26,508,593
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	112,874	114,446,907
Sec’d. Notes(a)	5.125	05/01/25	2,002	2,022,754
Sec’d. Notes, 144A(a)	6.250	02/01/27	52,853	55,474,124
Sr. Sec’d. Notes(a)	4.625	07/15/24	10,500	10,704,654
Sr. Sec’d. Notes, 144A(a)	4.625	06/15/28	16,233	16,768,057
Sr. Sec’d. Notes, 144A(a)	4.875	01/01/26	15,435	15,977,874
Sr. Sec’d. Notes, 144A	7.500	04/01/25	11,625	12,725,797
Sr. Unsec’d. Notes(a)	6.750	06/15/23	46,169	49,591,961
Sr. Unsec’d. Notes(a)	6.875	11/15/31	20,500	21,100,227
Sr. Unsec’d. Notes(a)	7.000	08/01/25	86,886	89,731,759
				834,601,835
Home Builders 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	9,349	9,696,077
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	30,571	31,848,183
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	27,641	31,006,393
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	45,583	47,964,169
Gtd. Notes	6.750	03/15/25	31,376	32,631,040
Gtd. Notes	7.250	10/15/29	68,605	76,957,149
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	20,405	20,241,926
Gtd. Notes, 144A	6.250	09/15/27	31,387	33,160,026
Gtd. Notes, 144A	6.375	05/15/25	47,550	49,325,942

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Century Communities, Inc., Gtd. Notes	6.750%	06/01/27	29,713	$31,960,981
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	11,350	11,452,177
Gtd. Notes, 144A	8.000	04/15/24	27,797	29,292,090
KB Home,
Gtd. Notes(a)	4.800	11/15/29	15,008	16,604,094
Gtd. Notes	6.875	06/15/27	25,375	29,957,503
Gtd. Notes	7.000	12/15/21	787	820,699
Gtd. Notes(a)	7.500	09/15/22	525	577,747
Gtd. Notes(a)	7.625	05/15/23	8,400	9,323,608
Lennar Corp.,
Gtd. Notes(a)	4.875	12/15/23	4,075	4,497,743
Gtd. Notes	5.250	06/01/26	9,250	10,937,112
Gtd. Notes	5.375	10/01/22	3,675	3,957,533
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	33,264	35,061,284
Gtd. Notes	5.625	08/01/25	13,591	14,160,512
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	32,581	34,355,133
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	26,381	27,997,517
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	23,100	25,656,682
Gtd. Notes(a)	6.000	06/01/25	14,525	16,541,055

New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	10,250	10,588,552
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	02/15/28	13,656	14,137,441
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	16,550	16,931,694
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.750	01/15/28	8,205	9,304,702
Gtd. Notes, 144A	5.875	06/15/27	36,238	41,034,405
Gtd. Notes, 144A	6.625	07/15/27	41,673	45,221,413
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	19,338	21,513,525
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	23,245	24,896,609
Gtd. Notes, 144A	5.875	04/15/23	16,125	17,033,211

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

TRI Pointe Group, Inc., Gtd. Notes(a)	5.700%	06/15/28	7,855	$8,928,019
				845,573,946
Household Products/Wares 0.2%
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25	23,102	23,861,166
Gtd. Notes	6.125	12/15/24	2,392	2,445,821
Gtd. Notes, 144A(a)	5.000	10/01/29	4,975	5,371,384
				31,678,371
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	12,842	13,701,007
Internet 0.3%
Arches Buyer, Inc., Sr. Sec’d. Notes, 144A	4.250	06/01/28	10,375	10,399,305
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	22,351	22,576,873
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	8,475	8,882,073
Netflix, Inc.,
Sr. Unsec’d. Notes	5.375	02/01/21	1,446	1,455,878
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/25	9,255	9,812,777

Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000	04/01/23	13,760	13,736,711
				66,863,617
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(a)	6.625	01/31/29	38,770	41,061,981
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25	8,231	9,598,778
				50,660,759
Leisure Time 0.3%
Carnival Corp., Sr. Unsec’d. Notes, 144A	7.625	03/01/26	1,125	1,191,712

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A(a)	10.250%	02/01/26	32,355	$36,751,792
Sr. Sec’d. Notes, 144A(a)	12.250	05/15/24	4,925	5,838,800
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	21,825	19,488,588

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	5.250	11/15/22	3,213	3,175,797
				66,446,689
Lodging 2.4%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	8,982	9,096,533
Gtd. Notes	6.000	08/15/26	5,150	5,354,462
Gtd. Notes(a)	6.375	04/01/26	26,341	27,354,487
Gtd. Notes, 144A(a)	8.625	06/01/25	26,672	29,624,885
Hilton Domestic Operating Co., Inc.,
Gtd. Notes(a)	4.875	01/15/30	12,000	12,938,900
Gtd. Notes	5.125	05/01/26	37,700	39,058,323
Gtd. Notes, 144A	4.000	05/01/31	31,800	33,396,426
Gtd. Notes, 144A	5.375	05/01/25	6,155	6,508,996
Gtd. Notes, 144A(a)	5.750	05/01/28	7,225	7,798,254

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	27,355	28,507,706
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	5,650	5,668,046
Sr. Unsec’d. Notes, Series EE(a)	5.750	05/01/25	6,275	7,271,899
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	3,145	3,236,861
Gtd. Notes	4.750	10/15/28	42,973	44,745,895
Gtd. Notes(a)	5.500	04/15/27	33,158	35,515,236
Gtd. Notes(a)	5.750	06/15/25	11,373	12,316,955
Gtd. Notes(a)	6.000	03/15/23	1,392	1,488,897
Gtd. Notes(a)	6.750	05/01/25	68,154	73,150,611
Gtd. Notes(a)	7.750	03/15/22	13,075	13,959,343
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	19,609	19,318,333
Gtd. Notes, 144A(a)	5.000	10/01/25	21,649	21,841,543

Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	9,425	9,735,207
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	11,025	11,070,504

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/29	15,250	$15,373,550
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	21,200	21,448,536
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	19,400	19,729,358
				515,509,746
Machinery-Diversified 0.3%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,298,926
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	51,688	53,263,810
				61,562,736
Media 7.9%
AMC Networks, Inc.,
Gtd. Notes(a)	4.750	08/01/25	21,400	22,001,458
Gtd. Notes(a)	5.000	04/01/24	4,850	4,932,668
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	62,145	64,453,390
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	125,479	132,505,459
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	15,350	16,271,447
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	34,296	36,166,231
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	13,344	14,039,023
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29	31,177	34,069,853
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	66,079	68,814,520
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	67,788	70,251,848
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	27,235	28,420,430
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes(a)	9.250	02/15/24	197,575	197,703,770
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	7,480	7,554,634
CSC Holdings LLC,
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	21,891,215
Gtd. Notes, 144A	5.375	02/01/28	11,490	12,205,202
Gtd. Notes, 144A	5.500	05/15/26	25,538	26,570,512
Gtd. Notes, 144A	5.500	04/15/27	13,366	14,089,881
Sr. Unsec’d. Notes	6.750	11/15/21	5,000	5,232,618
Sr. Unsec’d. Notes, 144A(a)	3.375	02/15/31	27,213	26,450,822
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	95,110	97,318,837
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	18,737	20,886,116

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27	223,806	$128,357,381
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	49,746	38,543,819
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	7,905	8,220,222
Gtd. Notes(a)	5.875	07/15/22	4,647	4,870,820
Gtd. Notes(a)	5.875	11/15/24	3,400	3,615,728
Gtd. Notes	6.750	06/01/21	11,160	11,412,437
Gtd. Notes(a)	7.375	07/01/28	33,515	36,321,687
Gtd. Notes(a)	7.750	07/01/26	86,419	98,346,110
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	5,301	5,111,357
Sec’d. Notes, 144A(a)	6.500	05/01/27	20,525	19,865,942
Gray Television, Inc.,
Gtd. Notes, 144A(a)	4.750	10/15/30	23,025	23,335,675
Gtd. Notes, 144A	5.875	07/15/26	21,508	22,549,530
Gtd. Notes, 144A(a)	7.000	05/15/27	12,784	14,098,303
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	18,707	19,873,016
Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	15,850,490

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,675	8,027,780
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	5.625	07/15/27	6,700	7,137,231
Sr. Unsec’d. Notes, 144A(a)	4.750	11/01/28	22,925	23,608,257

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	12,231	13,218,453
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	12,125	12,632,382
Sr. Unsec’d. Notes, 144A(a)	6.500	09/15/28	29,375	31,252,802

Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	6,420	6,488,990
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	19,245	19,047,796
Gtd. Notes, 144A	5.875	03/15/26	19,652	19,976,342

Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375	07/15/26	4,057	4,231,733
TEGNA, Inc., Gtd. Notes, 144A(a)	4.750	03/15/26	10,650	11,305,287

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	32,730	$32,950,950
Sr. Sec’d. Notes, 144A(a)	6.625	06/01/27	93,971	100,508,435

Videotron Ltd. (Canada), Gtd. Notes(a)	5.000	07/15/22	650	685,395
Virgin Media Finance PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	5.000	07/15/30	16,246	17,084,049
				1,680,358,333
Mining 2.8%
Constellium SE,
Gtd. Notes, 144A(a)	5.750	05/15/24	28,746	29,302,086
Gtd. Notes, 144A(a)	5.875	02/15/26	27,404	28,181,680
Gtd. Notes, 144A(a)	6.625	03/01/25	31,167	32,173,260
Sr. Unsec’d. Notes, 144A(a)	5.625	06/15/28	3,500	3,762,131

Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A(a)	9.500	06/01/24	28,434	31,272,357
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.500	03/01/24	50,812	51,841,285
Gtd. Notes, 144A(a)	6.875	03/01/26	29,557	30,556,910
Gtd. Notes, 144A(a)	6.875	10/15/27	23,975	25,078,644
Gtd. Notes, 144A(a)	7.250	04/01/23	27,963	28,558,957
Gtd. Notes, 144A	7.500	04/01/25	27,636	28,668,872
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	4.375	08/01/28	29,850	31,868,185
Gtd. Notes(a)	4.550	11/14/24	31,518	34,434,372
Gtd. Notes(a)	4.625	08/01/30	30,608	34,026,697

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	14,190	15,306,203
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A(a)	6.125	04/01/29	15,200	16,329,464
Gtd. Notes, 144A	7.625	01/15/25	9,500	9,903,757

IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A(a)	5.750	10/15/28	22,808	22,880,085
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	56,025	58,392,193
Sr. Unsec’d. Notes, 144A(a)	7.500	07/15/27	32,595	35,526,572

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A(a)	4.750%	01/30/30	26,164	$27,748,647
Gtd. Notes, 144A(a)	5.875	09/30/26	26,962	28,276,755
				604,089,112
Miscellaneous Manufacturing 1.9%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	9,075	9,651,418
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	19,034	20,157,418
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	3,925	3,181,190
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	70,996	63,492,983
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	56,819	48,992,376
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	158,131	134,760,973
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	115,298	118,256,936

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	12,011	12,053,248
				410,546,542
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	3.250	02/15/29	13,360	13,399,558
Gtd. Notes	4.125	05/01/25	10,150	10,549,216
				23,948,774
Oil & Gas 6.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	69,108
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	64,900	51,733,742
Gtd. Notes	5.125	12/01/22	25,123	23,708,660
Gtd. Notes	5.625	06/01/23	66,340	59,639,448
Apache Corp.,
Sr. Unsec’d. Notes	4.375	10/15/28	10,750	10,943,253
Sr. Unsec’d. Notes	4.875	11/15/27	500	522,051
Sr. Unsec’d. Notes	5.100	09/01/40	13,500	13,933,910
Sr. Unsec’d. Notes	7.750	12/15/29	3,468	3,883,334

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	30,497	$31,984,540
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	45,568	42,807,755

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	69,724	62,220,222
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.250	08/15/22	625	609,145
Sr. Sec’d. Notes, 144A	7.000	06/15/25	58,830	57,359,383

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	78,884	83,394,165
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,628,057
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes (original cost $21,010,883; purchased 08/01/17 - 10/23/20)(f)	7.875	08/15/25(d)	23,400	1,934,679
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Sr. Unsec’d. Notes, 144A	7.750	12/15/25	57,875	59,499,408
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	2,527	2,602,438
Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	41,309	43,974,651
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	24,064	25,659,522
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	45,378	44,947,666
Sr. Unsec’d. Notes	5.000	01/15/29	8,150	8,615,869
Sr. Unsec’d. Notes	8.750	02/01/30	7,738	9,788,570
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26(d)	43,817	10,310,456
Gtd. Notes, 144A	7.375	05/15/24(d)	12,915	3,053,576
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	8,236	8,021,820
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	30,956	30,246,968
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	31,180	30,860,559
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	28,395	28,567,453
Gtd. Notes, 144A(a)	7.125	02/01/27	35,580	34,994,731
Sec’d. Notes, 144A	6.500	01/15/25	2,239	2,285,554
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	26,955	15,111,098
Gtd. Notes, 144A(a)	7.500	01/15/28	32,235	17,080,946

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes	5.750%	02/01/25	89,970	$32,941,404
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.700	08/15/22	8,136	8,006,298
Sr. Unsec’d. Notes(a)	2.700	02/15/23	22,475	21,591,314
Sr. Unsec’d. Notes(a)	2.900	08/15/24	43,020	40,103,697
Sr. Unsec’d. Notes(a)	3.125	02/15/22	12,050	12,015,394
Sr. Unsec’d. Notes	3.200	08/15/26	250	220,757
Sr. Unsec’d. Notes	3.450	07/15/24	13,510	12,343,442
Sr. Unsec’d. Notes	3.500	06/15/25	2,864	2,677,400
Sr. Unsec’d. Notes(a)	3.500	08/15/29	1,358	1,186,843
Sr. Unsec’d. Notes	5.550	03/15/26	13,330	13,275,912
Sr. Unsec’d. Notes	5.875	09/01/25	5,075	5,117,006
Sr. Unsec’d. Notes	6.625	09/01/30	24,975	26,083,692
Sr. Unsec’d. Notes	6.950	07/01/24	875	927,939
Sr. Unsec’d. Notes	7.150	05/15/28	2,448	2,381,475
Sr. Unsec’d. Notes	8.875	07/15/30	975	1,100,019
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34	2,029	2,178,774
Gtd. Notes	6.500	02/01/38	1,000	1,061,031
Gtd. Notes	6.625	08/15/37	3,250	3,432,045

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A(a)	9.250	05/15/25	25,625	25,437,326
Precision Drilling Corp. (Canada),
Gtd. Notes	5.250	11/15/24	20,000	13,115,937
Gtd. Notes	7.750	12/15/23	5,650	4,287,065
Gtd. Notes, 144A(a)	7.125	01/15/26	29,218	19,288,789
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	56,300	52,120,256
Gtd. Notes	5.000	03/15/23	10,954	10,693,553
Gtd. Notes, 144A(a)	9.250	02/01/26	44,901	46,618,890

Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	1,410	1,419,571
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^	6.500	07/15/22(d)	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	5.500	02/15/26	22,660	23,374,806
Gtd. Notes(a)	5.875	03/15/28	2,425	2,604,203
Gtd. Notes, 144A	4.500	05/15/29	17,950	18,577,758
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	38,403	15,296,444
Gtd. Notes, 144A(a)	7.500	01/15/26	30,108	8,827,408

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc., (cont’d.)
Gtd. Notes, 144A	8.000%	02/01/27	25,070	$9,777,363
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)	5.250	09/15/24	33,554	35,909,955
Sr. Unsec’d. Notes	5.250	10/15/27	46,325	48,897,506
Sr. Unsec’d. Notes(a)	5.750	06/01/26	7,445	7,845,332
Sr. Unsec’d. Notes	5.875	06/15/28	175	188,936
Sr. Unsec’d. Notes	8.250	08/01/23	4,165	4,746,606
				1,363,664,901
Packaging & Containers 0.6%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	27,770	29,228,614
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	12,475	12,976,530
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	26,325	27,519,916

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	8,315	8,959,061
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,236	5,777,766
Gtd. Notes, 144A(a)	6.625	05/13/27	35,277	38,386,514

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	687	695,817
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,780	4,878,715
				128,422,933
Pharmaceuticals 2.3%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	11,780	12,717,319
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	17,090	18,831,398
Gtd. Notes, 144A	9.250	04/01/26	27,850	30,887,679
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	45,393	45,468,225
Gtd. Notes, 144A	5.000	02/15/29	18,875	19,011,130
Gtd. Notes, 144A(a)	5.250	01/30/30	31,950	32,657,116
Gtd. Notes, 144A	5.250	02/15/31	17,525	17,714,677

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.500%	03/01/23	1,730	$1,731,786
Gtd. Notes, 144A(a)	6.125	04/15/25	96,915	99,725,521
Gtd. Notes, 144A(a)	6.250	02/15/29	87,490	92,713,661
Gtd. Notes, 144A(a)	7.000	01/15/28	42,058	45,310,607
Gtd. Notes, 144A(a)	7.250	05/30/29	21,335	23,580,204
Gtd. Notes, 144A	9.000	12/15/25	2,000	2,196,781

Cheplapharm Arzneimittel GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	5.500	01/15/28	7,525	7,780,270
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	06/30/28	16,648	13,252,870
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,892	11,992,719

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	20,617	21,821,663
				497,393,626
Pipelines 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(a)	5.375	09/15/24	4,075	3,843,077
Gtd. Notes, 144A(a)	5.750	01/15/28	39,930	35,986,301
Gtd. Notes, 144A	7.875	05/15/26	2,725	2,732,069

Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A(a)	4.625	10/15/28	95,572	99,032,040
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	10,361	10,984,949
Gtd. Notes(a)	5.625	07/15/27	15,410	16,739,393
Gtd. Notes, 144A	4.750	09/30/21	8,048	8,143,173
Gtd. Notes, 144A(a)	6.450	11/03/36	3,455	3,513,728

Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	17,825	16,409,234
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	49,712
Sr. Unsec’d. Notes(a)	4.750	07/15/23	10,375	10,583,052
Sr. Unsec’d. Notes	5.500	07/15/28	2,300	2,446,122
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	10,370	11,061,439
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	26,949	29,718,944
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(a)	7.000	08/01/27	14,055	15,052,515
Gtd. Notes, 144A	6.875	01/15/29	11,425	12,202,288

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Hess Midstream Operations LP,
Gtd. Notes, 144A	5.125%	06/15/28	1,800	$1,844,854
Gtd. Notes, 144A	5.625	02/15/26	8,005	8,267,257
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	4,775	5,324,268
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	10,486	13,868,949

Rattler Midstream LP, Gtd. Notes, 144A(a)	5.625	07/15/25	9,325	9,868,590
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,500	5,638,291
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50,398	53,411,332
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	7,842	8,368,216
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	4.750	10/01/23	1,395	1,368,162
Gtd. Notes, 144A	5.500	09/15/24	17,821	17,639,719
Gtd. Notes, 144A(a)	5.500	01/15/28	75,902	71,970,118
Gtd. Notes, 144A	6.000	03/01/27	14,050	13,859,913
Gtd. Notes, 144A	7.500	10/01/25	5,268	5,417,923
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,484,663
Gtd. Notes(a)	5.000	01/15/28	9,690	10,170,204
Gtd. Notes(a)	5.125	02/01/25	3,545	3,639,081
Gtd. Notes(a)	5.375	02/01/27	14,012	14,656,978
Gtd. Notes(a)	5.875	04/15/26	9,600	10,117,335
Gtd. Notes(a)	6.500	07/15/27	12,740	13,801,918
Gtd. Notes, 144A(a)	4.875	02/01/31	15,591	16,578,422
Gtd. Notes, 144A(a)	5.500	03/01/30	12,773	13,844,772
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	27,809	27,796,256
Sr. Unsec’d. Notes(a)	4.000	07/01/22	2,366	2,409,222
Sr. Unsec’d. Notes	4.350	02/01/25	13,120	13,089,989
Sr. Unsec’d. Notes(a)	5.300	02/01/30	42,019	44,876,561
				674,811,029
Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	53,052	55,781,871
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,691	40,602,393

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	5.375%	03/15/25	10,995	$11,337,051
Gtd. Notes, 144A(a)	5.375	08/01/28	23,460	24,917,479

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	49,556	50,099,606
				182,738,400
Real Estate Investment Trusts (REITs) 2.7%
Diversified Healthcare Trust,
Gtd. Notes(a)	9.750	06/15/25	64,044	73,127,060
Sr. Unsec’d. Notes	6.750	12/15/21	8,594	8,807,793
ESH Hospitality, Inc.,
Gtd. Notes, 144A(a)	4.625	10/01/27	10,736	10,910,386
Gtd. Notes, 144A(a)	5.250	05/01/25	50,267	51,517,457
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	4.000	01/15/30	8,000	8,597,258
Gtd. Notes	5.300	01/15/29	150	172,944
Gtd. Notes(a)	5.375	11/01/23	7,074	7,647,047
Gtd. Notes	5.375	04/15/26	25,997	29,353,296
Gtd. Notes	5.750	06/01/28	9,742	11,407,042
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	20,440	22,033,310
Sr. Unsec’d. Notes, Series H(a)	3.375	12/15/29	5,435	5,456,815
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,631,492
Gtd. Notes	4.500	01/15/28	20,579	21,514,243
Gtd. Notes	5.625	05/01/24	3,026	3,247,090
Gtd. Notes, 144A(a)	4.625	06/15/25	6,195	6,530,076
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	39,925	40,587,970
Gtd. Notes(a)	5.000	10/15/27	30,728	32,499,126
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(a)	5.875	10/01/28	44,119	46,600,694
Sr. Sec’d. Notes, 144A(a)	7.500	06/01/25	70,840	76,631,246

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000	04/15/23	1,665	1,665,874
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	6,308	6,970,684

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	4.875%	09/01/24	10,668	$10,942,339
Sr. Unsec’d. Notes, 144A(a)	3.875	02/15/27	12,000	12,358,284
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	372	379,783
Gtd. Notes, 144A(a)	4.125	08/15/30	3,325	3,427,320
Gtd. Notes, 144A	4.250	12/01/26	25,400	26,343,933
Gtd. Notes, 144A(a)	4.625	12/01/29	38,068	40,581,916
				566,942,478
Retail 3.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	4.000	10/15/30	70,775	70,687,459
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875	11/01/25	16,359	16,572,492
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24	24,621	25,297,146
Sr. Unsec’d. Notes	3.875	05/15/23	28,290	27,997,707

Caleres, Inc., Gtd. Notes	6.250	08/15/23	6,458	6,450,842
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)	33,860	480,457
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25	25,675	27,651,109
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes (original cost $14,439,137; purchased 06/02/16 - 10/29/19)(f)	6.750	06/15/23	16,853	15,479,752
Sr. Unsec’d. Notes (original cost $17,527,401; purchased 02/11/14 - 10/29/19)(f)	6.500	05/01/21	19,277	18,327,294
Sr. Unsec’d. Notes (original cost $18,431,984; purchased 11/04/13 - 10/23/20)(f)	6.750	01/15/22	20,112	19,126,112
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $32,016,631; purchased 03/31/10 - 10/23/20)(f)	8.625	06/15/20(d)	40,571	6,497,463
Sr. Unsec’d. Notes (original cost $53,678,516; purchased 01/30/17 - 10/23/20)(f)	8.625	06/15/20(d)	68,975	10,052,893
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	44,829	45,147,676
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	32,849	32,078,621

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

L Brands, Inc., Gtd. Notes	5.625%	10/15/23	7,435	$7,932,844
PetSmart, Inc.,
Gtd. Notes, 144A(a)	7.125	03/15/23	118,486	116,970,520
Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	27,701	28,057,044

Rite Aid Corp., Sr. Sec’d. Notes, 144A(a)	8.000	11/15/26	13,160	13,427,979
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	6,200	6,250,730
Gtd. Notes(a)	5.625	12/01/25	61,968	63,554,297
Sec’d. Notes, 144A	8.750	04/30/25	8,450	9,384,726
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	28,229	28,912,048
Sr. Unsec’d. Notes(a)	5.750	03/01/25	14,975	15,245,773
Sr. Unsec’d. Notes(a)	5.875	03/01/27	40,062	41,505,145

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.000	07/15/26	38,321	41,092,593
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	16,475	17,524,353
				711,705,075
Semiconductors 0.2%
Microchip Technology, Inc., Gtd. Notes, 144A(a)	4.250	09/01/25	39,190	41,096,560
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	4,250	4,427,176
				45,523,736
Software 1.4%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	32,590	33,028,347
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	25,363	27,393,615
BY Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	27,031	27,519,299
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	22,617	23,240,879

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	20,104	$20,477,405
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	4,750	5,338,948
Sr. Sec’d. Notes, 144A	6.875	08/15/26	13,360	14,335,079

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Holdings I LLC, Gtd. Notes, 144A(a)	10.000	11/30/24	107,429	112,800,450
Rackspace Technology Global, Inc.,
Gtd. Notes, 144A(a)	8.625	11/15/24	23,773	24,843,867
Sr. Unsec’d. Notes, 144A	5.375	12/01/28	10,500	10,969,208
				299,947,097
Telecommunications 7.7%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A(a)	6.000	02/15/28	2,965	3,008,319
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	1,000	1,048,824
Sr. Sec’d. Notes, 144A	8.125	02/01/27	4,000	4,405,197

C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	18,485	19,908,236
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	100	107,521
Sr. Unsec’d. Notes, 144A	4.500	01/15/29	34,700	35,390,607
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	22,098	25,985,404
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	61,197	62,816,252
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	700	729,091
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	24,283	28,817,438
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	12,111	13,424,653

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	30,901	31,698,933
CommScope, Inc.,
Gtd. Notes, 144A(a)	7.125	07/01/28	21,540	22,932,123
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/24	7,000	7,215,528
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	30,600	32,293,439

Consolidated Communications, Inc., Sr. Sec’d. Notes, 144A(a)	6.500	10/01/28	14,400	15,590,679

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% / PIK 10.000%	10.000%	04/01/24	53,044	$42,037,177
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%(a)	8.000	04/01/25	14,065	5,292,565
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26	22,070	17,146,958
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	61,700	58,978,051
Sr. Sec’d. Notes, 144A	8.750	05/25/24	4,820	4,924,308
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	84,705	86,551,305
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	157,197	101,195,765
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	65	41,825

Embarq Corp., Sr. Unsec’d. Notes(a)	7.995	06/01/36	89,070	106,934,593
Frontier Communications Corp.,
Sec’d. Notes, 144A	6.750	05/01/29	12,200	12,619,295
Sr. Sec’d. Notes, 144A(a)	5.000	05/01/28	21,150	21,458,423
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes (original cost $22,499,589; purchased 11/14/19 - 10/23/20)(f)	5.500	08/01/23(d)	26,705	18,023,216
Gtd. Notes, 144A (original cost $9,178,969; purchased 10/21/20)(f)	8.500	10/15/24(d)	14,775	10,420,685
Gtd. Notes, 144A (original cost $90,685,909; purchased 11/15/17 - 10/23/20)(f)	9.750	07/15/25(d)	89,167	62,967,669
Sr. Sec’d. Notes, 144A (original cost $38,533,508; purchased 10/03/19 - 08/26/20)(f)	8.000	02/15/24(d)	37,993	38,812,341

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes (original cost $22,767,786; purchased 11/14/19 - 10/23/20)(f)	8.125	06/01/23(d)	37,355	1,670,077
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	108,508	104,024,040
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26	5,646	5,843,494
Gtd. Notes	5.375	01/15/24	9,708	9,775,870
Gtd. Notes	5.375	05/01/25	1,965	2,022,330
Gtd. Notes, 144A(a)	3.625	01/15/29	12,065	12,089,360
Gtd. Notes, 144A	4.250	07/01/28	25,475	26,296,804
Gtd. Notes, 144A(a)	4.625	09/15/27	2,125	2,215,815

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	24,565	$25,822,221
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	12,811	16,634,350
Gtd. Notes(a)	8.750	03/15/32	34,452	52,887,515
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22	28,350	30,528,493
Gtd. Notes	11.500	11/15/21	8,775	9,573,301
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	33,162	38,583,307
Gtd. Notes	7.250	09/15/21	46,476	48,394,328
Gtd. Notes(a)	7.625	02/15/25	45,648	54,752,548
Gtd. Notes(a)	7.625	03/01/26	16,400	20,383,214
Gtd. Notes	7.875	09/15/23	61,941	71,480,631
T-Mobile USA, Inc.,
Gtd. Notes	4.500	02/01/26	1,500	1,540,255
Gtd. Notes(a)	5.125	04/15/25	7,000	7,185,665
Gtd. Notes(a)	6.000	03/01/23	17,763	17,804,877
Gtd. Notes	6.000	04/15/24	5,731	5,838,157
Gtd. Notes	6.500	01/15/26	49,182	51,088,153

ViaSat, Inc., Sr. Unsec’d. Notes, 144A(a)	6.500	07/15/28	11,680	12,276,575
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	7.750	08/15/28	55,140	55,569,596
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27	9,437	9,404,667
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	44,244	46,772,442
				1,633,234,505
Transportation 0.4%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	10,925	11,118,604
Gtd. Notes, 144A	6.250	05/01/25	8,605	9,230,670
Gtd. Notes, 144A(a)	6.500	06/15/22	12,168	12,209,638
Gtd. Notes, 144A	6.750	08/15/24	44,538	47,163,247
				79,722,159

Total Corporate Bonds (cost $17,785,108,503)				18,298,874,610

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.3%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	343,580	$4,248,367
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	31,848,570
Keycon Power Holdings LLC*^	82,238	14,638,364
		46,486,934
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	349,220	1,491,169
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	342,429	6,396,574
Media 0.0%
Adelphia Communications Corp.*^	20,000	20
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	55,828	123,938

Total Common Stocks (cost $37,729,851)		58,747,002
Exchange-Traded Funds 1.3%
iShares iBoxx High Yield Corporate Bond ETF(a)	1,467,920	126,710,855
SPDR Bloomberg Barclays High Yield Bond ETF(a)	1,331,261	143,150,495

Total Exchange-Traded Funds (cost $229,959,682)		269,861,350
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%, Maturing 12/31/2049(a)	87,000	2,466,450
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/2049*^	2,000	20,000

Total Preferred Stocks (cost $2,175,000)		2,486,450

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	$—
Media 0.0%
Mood Media Corp., expiring 07/31/25^	2,614,385	262
Mood Media Corp., expiring 07/31/25^	2,614,385	261
Mood Media Corp., expiring 07/31/25^	2,614,385	261
		784

Total Warrants (cost $8)		784

Total Long-Term Investments (cost $19,901,831,506)		20,477,682,107

	Shares
Short-Term Investments 17.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	746,657,569	746,657,569
PGIM Institutional Money Market Fund (cost $2,892,994,350; includes $2,892,541,292 of cash collateral for securities on loan)(b)(w)	2,894,412,935	2,893,255,169

Total Short-Term Investments (cost $3,639,651,919)		3,639,912,738

TOTAL INVESTMENTS 113.5% (cost $23,541,483,425)		24,117,594,845
Liabilities in excess of other assets(z) (13.5)%		(2,863,989,476)

Net Assets 100.0%		$21,253,605,369

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
SARL—Société à Responsabilité Limitée
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $111,111,860 and 0.52% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,834,457,112; cash collateral of $2,892,541,292 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $340,770,313. The aggregate value of $203,312,181 is 0.96% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA (Luxembourg), SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500% (Cap N/A, Floor 0.000%), 6.500%, Maturity Date 07/13/21 (cost $5,695,072)	5,727	$5,834,624	$139,552	$—
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,363	2 Year U.S. Treasury Notes	Mar. 2021	$521,872,241	$260,538
418	5 Year Euro-Bobl	Mar. 2021	67,442,164	(10,341)
164	5 Year U.S. Treasury Notes	Mar. 2021	20,669,125	33,447

PGIM High Yield Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Futures contracts outstanding at November 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,922	10 Year U.S. Treasury Notes	Mar. 2021	$265,566,353	$506,985
2,062	20 Year U.S. Treasury Bonds	Mar. 2021	360,656,688	1,039,664
18	Euro Schatz Index	Dec. 2020	2,411,764	2,130
				1,832,423
Short Positions:
1,383	10 Year Euro-Bund	Dec. 2020	289,111,949	(4,279,592)
69	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	14,906,156	33,930
				(4,245,662)
				$(2,413,239)
Forward foreign currency exchange contracts outstanding at November 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/20	HSBC Bank USA, N.A.	EUR	18,246	$21,652,456	$21,765,659	$113,203	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/20	Citibank, N.A.	EUR	18,246	$21,583,760	$21,765,659	$—	$(181,899)
Expiring 01/12/21	HSBC Bank USA, N.A.	EUR	18,246	21,679,296	21,795,173	—	(115,877)
				$43,263,056	$43,560,832	—	(297,776)
						$113,203	$(297,776)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).